Investment Strategy - iMGP DBi Absolute Return ETF	Sep. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy (the “Managed Futures Strategy”); and (ii) investing in equity securities and derivatives in order to provide exposure to the U.S. large-capitalization equity market (the “U.S. Equity Strategy”).
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the Managed Futures Strategy and the U.S. Equity Strategy. The Fund will value derivatives using their notional amounts for purposes of determining compliance with the 80% test. The Managed Futures Strategy will predominately invest in derivatives to gain long and/or short exposure to global equity markets, fixed income markets, commodities and currencies in a manner that may deliver performance that is not solely dependent on traditional stock or bond markets. The U.S. Equity Strategy invests in equity securities and derivatives in order to provide exposure to the U.S. large-capitalization equity market.
The Fund seeks to provide exposure to the Managed Futures Strategy and the U.S. Equity Strategy, simultaneously. The Fund will target a 100% exposure to the Managed Futures Strategy and target a 30% exposure to the U.S. Equity Strategy. The performance of the Fund is influenced by the performance and fluctuations of each strategy, effectively combining the returns of both strategies within a single investment.
To accomplish these levels of investment, the Fund will employ derivative financial instruments, in particular futures contracts, forward contracts, options, and swaps. The Fund’s aggregate notional exposure will exceed its net assets, which can amplify both gains and losses. As a result, the Fund may experience greater volatility and risk of loss compared to a traditional fund that invests in only one strategy or does not employ such financial techniques.
Because the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular investment or issuer than a diversified fund.
The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
The Fund’s sub‑advisor, Dynamic Beta investments (“DBi” or the “Sub‑Advisor”), will manage both the Managed Futures Strategy and U.S. Equity Strategy.
Managed Futures Strategy
The Fund’s managed futures strategy employs long and short positions in derivatives across the broad asset classes of equities, fixed income, currencies and commodities by investing in futures contracts including, but not limited to, equity index futures; bond futures; interest rate futures; currency futures; and commodity futures; as well as swaps on any of the foregoing and/or swaps on applicable indices (collectively, the “Instruments”). The Fund will typically hold positions in 10‑15 different Instruments and may either invest directly in the Instruments or indirectly through a wholly-owned subsidiary (the “Subsidiary”) that invests in the
Instruments. The Subsidiary, which is organized under the laws of the Cayman Islands, is advised by DBi, and will comply with the Fund’s investment objective and investment policies.
Fund positions in these Instruments are determined based on a proprietary, quantitative model developed by DBi – the Dynamic Beta Engine – that seeks to identify the main drivers of performance by approximating the current asset allocation of a selected pool of the largest commodity trading advisor hedge fund managers (the “Target”), which are managers that utilize derivatives to achieve their investment objectives. The Target is reconstituted annually. The Dynamic Beta Engine is a factor-based optimization model that analyzes the recent (i.e., trailing 60‑day) performance of the Target in order to identify a portfolio of 10‑15 liquid financial Instruments that closely reflects the Target’s estimated current asset allocation with the goal of simulating the performance, but not the underlying positions, of the Target. The Target is meant to approximate the broad exposures of the underlying funds, but not the exact positioning, and there is no guarantee that the Target will accomplish this goal, which may adversely impact performance of the Fund.
The Sub‑Advisor relies exclusively on the Dynamic Beta Engine and while the Sub‑Advisor does not have discretion to override the model-determined asset allocation or portfolio weights, the Sub‑Advisor initiates the model to run at least monthly for purposes of rebalancing and monitors inputs and outputs to ensure the model is functioning accurately and within investment guidelines and regulatory constraints. The Sub‑Advisor will periodically review whether Instruments should be added to or removed from the model in order to improve the model’s efficiency.
The Fund may have gross notional exposure, which is defined as the sum of the notional exposure of both long and short derivative positions across the Fund, that approximates the current asset allocation and the risk profile of a diversified pool of the largest Commodity Trading Advisors (“CTAs”). The specific CTAs that make up the pool are selected by the Sub‑Advisor based on a range of criteria including reporting frequency, availability for new investment, broad diversification and the primary use of futures. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder, impose certain limitations on the Fund, including its ability to use leverage, and those limitations may constrain the Fund’s ability to mimic the allocations of the CTAs and therefore may have an adverse effect on the Fund’s performance. Under normal market conditions, the Sub‑Advisor will seek to achieve Fund volatility of 8‑10% on an annual basis, which refers to the approximate maximum amount of expected gains or losses during a given year expressed as a percentage of value. Volatility is a statistical measure and does not represent a cap on liabilities or losses, and is not a guarantee of value at risk (VaR).
The Sub‑Advisor will, in an effort to reduce certain risks (e.g., volatility of returns), limit the Fund’s gross notional exposure on certain Instruments whose returns are expected to be particularly volatile. In addition to these specific exposure limits, the Sub‑Advisor will use quantitative methods to assess the level of risk for the Fund.
The Fund intends to gain exposure to its investments either directly or indirectly by investing through the Subsidiary and may invest up to 20% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity derivatives, but it may also invest in financial derivatives, fixed income securities, pooled investment vehicles, including those that are not registered with the SEC under the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments; however, the Subsidiary complies with the same 1940 Act requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
As a result of the Managed Futures Strategy, the Fund may have highly leveraged exposure to one or more asset classes at times.
The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports. DBi serves as the Sub-Advisor to the Fund and the Subsidiary and is responsible for trade execution of portfolio securities and financial instruments for each entity, including selecting broker-dealers to execute purchase and sale transactions.
In addition to its use of the Instruments and investment in the Subsidiary, the Fund expects, under normal circumstances, to invest a large portion of the portfolio in debt securities in order to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold fixed income instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less.
U.S. Equity Strategy
The Fund’s U.S. Equity Strategy is designed to provide strategic exposure to large-capitalization U.S. equities (meaning companies with a market capitalization greater than $10 billion), with the objective of capturing long-term returns that are broadly representative of the U.S. equity market. To do so, the Fund will invest in U.S. equity securities, U.S. equity ETFs, and/or U.S. equity index futures contracts, as well as swaps on any of the foregoing and/or swaps on equity indices. The Fund will favor low‑cost ETFs that are designed to provide broad exposure to U.S. large-capitalization equity markets, and which are highly liquid. The U.S. Equity Strategy is intended to provide broad, strategic exposure to the U.S. equity market and is not designed to capture short-term macro trends.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy (the “Managed Futures Strategy”); and (ii) investing in equity securities and derivatives in order to provide exposure to the U.S. large-capitalization equity market (the “U.S. Equity Strategy”).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to provide exposure to the Managed Futures Strategy and the U.S. Equity Strategy, simultaneously. The Fund will target a 100% exposure to the Managed Futures Strategy and target a 30% exposure to the U.S. Equity Strategy. The performance of the Fund is influenced by the performance and fluctuations of each strategy, effectively combining the returns of both strategies within a single investment.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the Managed Futures Strategy and the U.S. Equity Strategy.